Loans and Accounts Receivable From Customers - Schedule of Cash Flows to be Received from Finance Lease Contracts Other (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Net finance leasing contracts	$ 1,250,030	$ 1,344,909
Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Net finance leasing contracts	1,250,030	1,344,909
Loans and receivables from customers, net [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Net finance leasing contracts	940,989	1,005,209
Loans and receivables from customers, net [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Net finance leasing contracts	307,574	336,587
Loans and receivables from customers, net [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Net finance leasing contracts	$ 1,467	$ 3,113